Form N-1A Supplement	Apr. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT, DATED SEPTEMBER 25, 2025, TO THE SUMMARY PROSPECTUS, PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) OF PUTNAM BDC INCOME ETF (THE “FUND”)
I. Although the Fund is classified as a non‑diversified fund, the Fund is currently operating as a diversified fund, and under current law, shareholder approval would be required for the Fund to resume operating as non‑diversified. Effective immediately, all references to the Fund’s non‑diversified classification and related disclosure in the Fund’s prospectus and summary prospectus are deleted.
II. The disclosure under the caption “Risk of investing in business development companies (‘BDCs’)” in the sub‑section Risks in the Fund summary section of the prospectus is deleted and replaced with the following:
BDCs generally invest in less mature U.S. private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies. While the BDCs in which the fund invests are expected to generate income in the form of dividends, certain BDCs during certain periods of time may not generate dividend income. The BDCs in which the fund invests may invest in floating rate securities, which are instruments in which the interest rate payable on an obligation fluctuates on a periodic basis based upon changes in an interest rate benchmark. As a result, the yield on such a security will generally decline in a falling interest rate environment, causing the BDC, and by extension, the fund, to experience a reduction in the income it receives from the security.
The fund will indirectly bear its proportionate share of any management fees and other operating expenses incurred by the BDCs and of any performance-based or incentive fees payable by the BDCs in which it invests, in addition to the fund’s management fee and any other expenses paid by the fund. A BDC’s incentive fee may be very high, vary from year to year and be payable even if the value of the BDC’s portfolio declines in a given time period. The use of leverage by BDCs magnifies gains and losses on amounts invested and increases the risks associated with investing in BDCs. A BDC may make investments with a larger amount of risk of volatility and loss of principal than other investment options and may also be highly speculative and aggressive. Certain BDCs may also be difficult to value since many of the assets of BDCs do not have readily ascertainable market values. Therefore, such assets are most often recorded at fair value in accordance with valuation procedures adopted by such companies, which may potentially result in material differences between a BDC’s net asset value per share and its market value.

Putnam BDC Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT, DATED SEPTEMBER 25, 2025, TO THE SUMMARY PROSPECTUS, PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) OF PUTNAM BDC INCOME ETF (THE “FUND”)
I. Although the Fund is classified as a non‑diversified fund, the Fund is currently operating as a diversified fund, and under current law, shareholder approval would be required for the Fund to resume operating as non‑diversified. Effective immediately, all references to the Fund’s non‑diversified classification and related disclosure in the Fund’s prospectus and summary prospectus are deleted.
II. The disclosure under the caption “Risk of investing in business development companies (‘BDCs’)” in the sub‑section Risks in the Fund summary section of the prospectus is deleted and replaced with the following:
BDCs generally invest in less mature U.S. private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies. While the BDCs in which the fund invests are expected to generate income in the form of dividends, certain BDCs during certain periods of time may not generate dividend income. The BDCs in which the fund invests may invest in floating rate securities, which are instruments in which the interest rate payable on an obligation fluctuates on a periodic basis based upon changes in an interest rate benchmark. As a result, the yield on such a security will generally decline in a falling interest rate environment, causing the BDC, and by extension, the fund, to experience a reduction in the income it receives from the security.
The fund will indirectly bear its proportionate share of any management fees and other operating expenses incurred by the BDCs and of any performance-based or incentive fees payable by the BDCs in which it invests, in addition to the fund’s management fee and any other expenses paid by the fund. A BDC’s incentive fee may be very high, vary from year to year and be payable even if the value of the BDC’s portfolio declines in a given time period. The use of leverage by BDCs magnifies gains and losses on amounts invested and increases the risks associated with investing in BDCs. A BDC may make investments with a larger amount of risk of volatility and loss of principal than other investment options and may also be highly speculative and aggressive. Certain BDCs may also be difficult to value since many of the assets of BDCs do not have readily ascertainable market values. Therefore, such assets are most often recorded at fair value in accordance with valuation procedures adopted by such companies, which may potentially result in material differences between a BDC’s net asset value per share and its market value.